Organization and Formation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Formation [Abstract]
Schedule of Operating Subsidiaries	Alternus Clean Energy Inc. is a holding company that operates through the following forty-two operating subsidiaries as of March 31, 2024:
Subsidiary	Principal Activity	Date Acquired / Established	ALCE Ownership	Country of Operations
Power Clouds S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
F.R.A.N. Energy Investment S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
PC-Italia-01 S.r.l.	Sub-Holding SPV	15 May 2015	AEG MH 02 Limited	Italy
PC-Italia-03 S.r.l.	SPV	1 July 2020	AEG MH 02 Limited	Italy
PC-Italia-04 S.r.l.	SPV	15 July 2020	AEG MH 02 Limited	Italy
Solis Bond Company DAC	Holding Company	16 October 2020	AEG JD 03 Limited	Ireland
ALT US 03, LLC	LLC	4 May 2022	ALT US 03 LLC	USA
Alternus Energy Americas Inc.	Holding Company	10 May 2021	Alternus Energy Group Pl	USA
LJG Green Source Energy Beta S.r.l	SPV	29 July 2021	Solis Bond Company DAC	Romania
Ecosfer Energy S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Lucas EST S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Risorse Solari I S.r.l.	SPV	28 September 2019	AEG MH 02 Limited	Italy
Risorse Solari III S.r.l.	SPV	3 August 2021	AEG MH 02 Limited	Italy
Alternus Iberia S.L.	SPV	4 August 2021	AEG MH 02 Limited	Spain
AED Italia-01 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-02 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-03 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-04 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-05 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
ALT US 01 LLC	SPV	6 December 2021	Alternus Energy Americas Inc.	USA
AEG MH 01 Limited	Holding Company	8 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
AEG MH 02 Limited	Holding Company	8 March 2022	AEG JD 03 Limited	Ireland
ALT US 02 LLC	Holding Company	8 March 2022	Alternus Energy Americas Inc.	USA
AEG JD 01 Limited	Holding Company	16 March 2022	AEG MH 03 Limited	Ireland
Alternus Europe Limited (f/k/a AEG JD 03 Limited)	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
Alt Spain 03, S.L.U.	SPV	31 May 2022	Alt Spain Holdco S.L.	Spain
AEG MH 03 Limited	Holding Company	10 June 2022	AEG MH 01 Limited	Ireland
Lightwave Renewables, LLC	SPV	29 June 2022	ALT US 02 LLC	USA
Alt Spain Holdco, S.L.U.	Holding Company	Acquired 14 July 2022	AEG MH 02 Limited	Spain
AED Italia-06 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-07 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-08 S.r.l.	SPV	5 August 2022	AEG MH 02 Limited	Italy
ALT US 04 LLC	Holding Company	14 September 2022	Alternus Energy Americas Inc.	USA
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Energy Group Plc	Luxembourg
Alt Spain 04, S.L.U.	SPV	May 2022	Alt Spain Holdco, S.L.U.	Spain
Alt Alliance LLC	Holding Company	September 2023	Alternus Energy Amercias Inc.	USA
ALT US 05 LLC	Holding Company	September 2023	Alternus Energy Americas Inc.	USA
ALT US 06 LLC	Holding Company	October 2023	Alternus Energy Americas Inc.	USA
ALT US 07 LLC	Holding Company	November 2023	Alternus Energy Americas Inc.	USA
AEG MH 04 Limited	Holding Company	January 2024	AEG MH 04 Limited	Ireland
ALT US 08 LLC	Holding Company	January 2024	Alternus Energy Americas Inc.	USA
ALT US AM LLC	Holding Company	March 2024	Alternus Energy Americas Inc.	USA
Alternus Clean Energy Inc. is a holding company that operates through the following forty-seven operating subsidiaries as of December 31, 2023:
Subsidiary	Principal Activity	Date Acquired / Established	ALTN Ownership	Country of Operations
Power Clouds S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
F.R.A.N. Energy Investment S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
PC-Italia-01 S.r.l.	Sub-Holding SPV	15 May 2015	AEG MH 02 Limited	Italy
Zonnepark Rilland B.V.	SPV	20 December 2019	Solis Bond Company DAC	Netherlands
PC-Italia-03 S.r.l.	SPV	1 July 2020	AEG MH 02 Limited	Italy
PC-Italia-04 S.r.l.	SPV	15 July 2020	AEG MH 02 Limited	Italy
Solis Bond Company DAC	Holding Company	16 October 2020	AEG JD 03 Limited	Ireland
ALT US 03, LLC (Walking Horse Solar, LLC)	LLC	Acquired 15 December 2020 (Est. 30 March 2023)	ALT US 03 LLC	USA
Alternus Energy Americas Inc.	Holding Company	10 May 2021	Alternus Energy Group Pl	USA
LJG Green Source Energy Beta S.r.l	SPV	29 July 2021	Solis Bond Company DAC	Romania
Ecosfer Energy S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Lucas EST S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Risorse Solari I S.r.l.	SPV	28 September 2019	AEG MH 02 Limited	Italy
Risorse Solari III S.r.l.	SPV	3 August 2021	AEG MH 02 Limited	Italy
Alternus Iberia S.L.	SPV	4 August 2021	AEG MH 02 Limited	Spain
Solarpark Samas Sp. z o.o.	SPV	31 August 2021	Solis Bond Company DAC	Poland
AED Italia-01 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-02 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-03 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-04 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-05 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
ALT US 01 LLC	SPV	6 December 2021	Alternus Energy Americas Inc.	USA
Elektrownia PV Komorowo Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
PV Zachod Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
AEG MH 01 Limited	Holding Company	8 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
AEG MH 02 Limited	Holding Company	8 March 2022	AEG JD 03 Limited	Ireland
ALT US 02 LLC	Holding Company	8 March 2022	Alternus Energy Americas Inc.	USA
AEG JD 01 Limited	Holding Company	16 March 2022	AEG MH 03 Limited	Ireland
AEG JD 03 Limited	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
RA01 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno2 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
ALT US 03 LLC	SPV	4 May 2022	Alternus Energy Americas Inc.	USA
Alt Spain 03, S.L.U.	SPV	31 May 2022	Alt Spain Holdco S.L.	Spain
AEG MH 03 Limited	Holding Company	10 June 2022	AEG MH 01 Limited	Ireland
Lightwave Renewables, LLC	SPV	Acquired 29 June 2022 (Est. 17 December 2020)	ALT US 02 LLC	USA
Alt Spain Holdco, S.L.U. (NF Projects S.L)	Holding Company	Acquired 14 July 2022 (Est. 31 July 2023)	AEG MH 02 Limited	Spain
AED Italia-06 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-07 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-08 S.r.l.	SPV	5 August 2022	AEG MH 02 Limited	Italy
ALT US 04 LLC (Dancing Horse, LLC)	Holding Company	14 September 2022 (Est. 31 July 2023)	Alternus Energy Americas Inc.	USA
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Energy Group Plc	Luxembourg
Alt Spain 04, S.L.U.	SPV	May 2022	Alt Spain Holdco, S.L.U.	Spain
Alt Alliance LLC	Holding Company	September 2023	Alternus Energy Amercias Inc.	USA
ALT US 05 LLC	Holding Company	September 2023	Alternus Energy Americas Inc.	USA
ALT US 06 LLC	Holding Company	October 2023	Alternus Energy Americas Inc.	USA
ALT US 07 LLC (River Song Solar LLC)	Holding Company	November 2023 (Est. December 2022)	Alternus Energy Americas Inc.	USA